Treasury Stock	12 Months Ended
Dec. 31, 2011
Treasury Stock
22.	TREASURY STOCK

During 2011, the Company has repurchased 932,972 ADSs amounting to approximately RMB 22,960,759 (US$3,648,097) under the Share Repurchase Plan 4.

As of December 31, 2011, the Company has repurchased a total 34,935,057 ADSs, amounting to approximately RMB2,200,000,000 (US$350,000,000). As of December 31, 2010, the Company repurchased a total of 34,002,085 ADSs, amounting to approximately RMB2,177,000,000.

Out of the repurchased ADSs, 1,314,272 ADSs were subsequently used to settle the exercise of share options.